Financial assets and liabilities - Financing activity (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Financial assets and liabilities
Lease obligations	$ 392		$ 392		$ 327
New lease liabilities incurred during the year			103
Lease payments	22	$ 13	38	$ 26
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable	$ 337		$ 337		$ 415